Net borrowings - Bonds issued and repaid (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of bonds issued and repaid [line items]
Repaid	$ (2,416)	$ (1,667)	$ (1,650)
Bonds issued and repaid	1,527	558	887
€ denominated
Schedule of bonds issued and repaid [line items]
Issued	2,452	535	548
Repaid	(1,816)	(1,167)	0
$ denominated
Schedule of bonds issued and repaid [line items]
Issued	1,491	1,690	1,989
Repaid	$ (600)	$ (500)	$ (1,650)